CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Deficit
Preferred stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	40,000,000	40,000,000	40,000,000
Preferred stock, shares outstanding	40,000,000	40,000,000	40,000,000
Common stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	69,914,086	68,984,086	68,984,086
Common stock, shares outstanding	69,914,086	68,984,086	68,984,086